Goodwill and Other Intangible Assets (Expected Amortization Expense for Acquisition-Related Intangible Assets) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 806
2017	724
2018	637
2019	528
2020	434
Thereafter	718
Total	$ 3,847